Operating Expenses (FY) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Income And Expenses [Abstract]
Operating support from advisor, required reimbursement when threshold exceeded, commencement period		12 months
Limitation on total operating expenses, percentage of average invested assets for the four most recently completed fiscal quarter	2.00%	2.00%
Limitation on total operating expenses, percentage of net income for the four most recently completed fiscal quarter	25.00%	25.00%